Unaudited Condensed Consolidated Balance Sheets - USD ($)		Sep. 30, 2023	Jun. 30, 2023	Jun. 30, 2022
Current assets:
Cash		$ 22,137,995	$ 2,479,146	$ 4,088,333
Prepaid expenses		138,767
Cash held in trust account		5,072,945
Extension note receivable			273,066
Total current assets		27,349,707	2,752,212
Non-current Assets
Deferred transaction costs			276,187
Total Assets		27,349,707	3,028,399
Current liabilities:
Other payables and accrued liabilities		2,501,560	398,781
Stock redemption payable		5,072,945
Promissory note		300,000
Franchise tax payables		3,685	4,297
Income tax payables		40,719
Total current liabilities		17,280,553	9,758,224
Non-current liabilities:
Other liability			12,725
Total non-current liabilities			12,725
Total Liabilities		17,280,553	9,770,949
Commitments and Contingencies
Stockholders’ Equity (Deficit):
Common stock value		3,520	98
Additional paid-in capital		24,124,684	445,905
Accumulated deficit		(14,059,050)	(12,188,553)
Total Stockholders’ Equity (Deficit)		10,069,154	(11,742,550)	(1,039,843)
Total Liabilities, Preferred Stock and Stockholders’ Equity (Deficit)		27,349,707	3,028,399
Series A Preferred Stock
Non-current liabilities:
Preferred stock, value	[1]		5,000,000
Series AA Preferred Stock
Non-current liabilities:
Preferred stock, value	[1]
Previously Reported
Current assets:
Cash			2,479,146	4,088,333
Prepaid expenses				833,333
Extension note receivable			273,066
Total current assets			2,752,212	4,921,666
Non-current Assets
Total non-current assets			276,187
Deferred transaction costs			276,187
Total Assets			3,028,399	4,921,666
Current liabilities:
Other payables and accrued liabilities			398,781
Franchise tax payables			4,297	1,097
Total current liabilities			9,758,224	946,684
Non-current liabilities:
Other liability			12,725	14,825
Total non-current liabilities			12,725	14,825
Total Liabilities			9,770,949	961,509
Commitments and Contingencies
Stockholders’ Equity (Deficit):
Common stock value			407	18
Additional paid-in capital			445,596	34,290
Accumulated deficit			(12,188,553)	(1,074,151)
Total Stockholders’ Equity (Deficit)			(11,742,550)	(1,039,843)
Total Liabilities, Preferred Stock and Stockholders’ Equity (Deficit)			3,028,399	4,921,666
Previously Reported | Series A Preferred Stock
Non-current liabilities:
Preferred stock, value			5,000,000	5,000,000
Previously Reported | Series AA Preferred Stock
Non-current liabilities:
Preferred stock, value
Related Party
Current liabilities:
Accounts payable – related party		9,337,644	9,333,146
Accrued liability – related party		$ 24,000	22,000
Related Party | Previously Reported
Current liabilities:
Accounts payable – related party			9,333,146	945,587
Accrued liability – related party			$ 22,000

[1]	Giving retroactive effect to reverse recapitalization effected on September 29, 2023 to reflect exchange ratio of approximately 0.2407 as described in Note 3